Statutory and other information	12 Months Ended
Mar. 31, 2018
Statutory and other information
Statutory and other information

18.         Statutory and other information

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2018	2017	2016
	€M	€M	€M
Directors’ emoluments:
-Fees	0.7	0.6	0.6
-Share based compensation	1.5	1.5	1.6
-Other emoluments	1.1	2.0	1.9
Total Directors’ emoluments	3.3	4.1	4.1
Auditor’s remuneration (including reimbursement of outlay):
- Audit services (i)	0.4	0.4	0.4
- Audit related services (ii)	0.1	0.0	0.0
- Tax advisory services (iii)	0.2	0.5	0.3
Total fees	0.7	0.9	0.7
Included within the above total fees, the following fees were payable to other KPMG firms outside of Ireland:
Audit related services	0.1	0.0	0.0
Tax services	0.2	0.2	0.1
Total fees	0.3	0.2	0.1
Depreciation of owned property, plant and equipment	548.7	478.7	403.4
Depreciation of property, plant and equipment held under finance leases	12.3	18.8	23.9
Operating lease charges, principally for aircraft	82.3	86.1	115.1

(i)	Audit services comprise audit work performed on the consolidated financial statements. In 2018, €1,000 (2017: €1,000; 2016: €1,000) of audit fees relate to the audit of the Parent Company.
(ii)	Audit related services comprise financial due diligence services.
(iii)

Tax services include all services, except those services specifically related to the audit of financial statements, performed by the independent auditor’s tax personnel, supporting tax-related regulatory requirements, and tax compliance and reporting.

(a)  Fees and emoluments - Executive Director

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2018	2017	2016
	€M	€M	€M
Basic salary	1.06	1.06	1.06
Bonus (performance and target-related)	—	0.95	0.85
Share based compensation	1.25	1.25	1.25
	2.31	3.26	3.16

During the years ended March 31, 2018, 2017, and 2016 Michael O’Leary was the only Executive Director.

(b)  Fees and emoluments – Non-Executive Directors

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2018	2017	2016
	€M	€M	€M
Fees
David Bonderman	0.10	0.10	0.10
Michael Cawley	0.05	0.05	0.05
Emer Daly (v)	0.02	—	—
Michael Horgan (i)	—	—	0.04
John Leahy (ii)	—	0.02	0.04
Stan Mc Carthy (iv)	0.04	—	—
Charles McCreevy	0.05	0.05	0.05
Declan McKeon	0.05	0.05	0.05
Kyran McLaughlin	0.05	0.05	0.05
Howard Millar (iii)	0.05	0.05	0.02
Dick Milliken	0.05	0.05	0.05
Mike O’Brien (ii)	0.08	0.06	—
Julie O’Neill	0.05	0.05	0.05
James Osborne (vi)	0.02	0.05	0.05
Louise Phelan	0.05	0.05	0.05
	0.66	0.63	0.60
Emoluments
Share based compensation	0.27	0.27	0.30
Total	0.93	0.90	0.90

(i)	Michael Horgan resigned from the Board of Directors in September 2015.
(ii)	John Leahy served on the Board of Directors between August 2015 and September 2016. Mike O’Brien was appointed to the Board in May 2016.
(iii)	Howard Millar was appointed to the Board of Directors effective in August 2015.
(iv)	Stan McCarthy was appointed to the Board of Directors effective in May 2017.
(v)	Emer Daly was appointed to the Board of Directors effective in December 2017.
(vi)	James Osborne passed away in August 2017.

(c)  Pension benefits

From October 1, 2008, Michael O’Leary was no longer an active member of a Company defined-benefit plan. The total accumulated accrued benefit for Michael O’Leary at March 31, 2018 was €0.1 million (2017: €0.1 million; 2016: €0.1 million).  Pension benefits have been computed in accordance with Section 6.8 of the Listing Rules of the Irish Stock Exchange. Increases in transfer values of the accrued benefits have been calculated as at the year-end in accordance with version 1.1 of Actuarial Standard of Practice PEN-11. No Non-Executive Directors are members of the Company defined-benefit plan.

Michael O’Leary is a member of a defined-contribution plan. During the years ended March 31, 2018, 2017, and 2016 the Company did not make contributions to the defined-contribution plan for Michael O’Leary.  No Non-Executive Directors are members of the Company defined-contribution plan.

(d)  Shares and share options

(i) Shares

Ryanair Holdings plc is listed on the Irish, London and NASDAQ stock exchanges.

The beneficial interests as at March 31, 2018, 2017 and 2016 of the Directors in office at March 31, 2018 and of their spouses and dependent children in the share capital of the Company are as follows:

	No. of Shares at March 31,
	2018	2017	2016 (a)
David Bonderman	7,535,454	7,535,454	7,535,454
Michael Cawley	756,198	756,198	756,198
Emer Daly	3,260	—	—
Stan McCarthy	10,000	—	—
Kyran McLaughlin	225,000	225,000	225,000
Howard Millar	390,000	390,000	390,000
Dick Milliken	9,750	9,750	9,750
Michael O’Leary	46,096,725	50,096,725	50,096,725
James Osborne	—	302,500	302,500
Louise Phelan	6,825	6,825	6,825

(a)

On October 27, 2015, the Company completed a capital reorganisation which involved the consolidation of its ordinary share capital on a 39 for 40 basis, thus reducing the shareholdings of all Directors in the fiscal year 2016 (before taking account of other additions or disposals of shares undertaken by Directors).

(ii) Share options

The share options held by each Director in office at the end of fiscal year 2018 were as follows:

	No. of Options at March 31,
	2018	2017	2016
David Bonderman (a)	30,000	30,000	30,000
Michael Cawley (a)	30,000	30,000	30,000
Charles McCreevy (a)	30,000	30,000	30,000
Declan McKeon (a)	30,000	30,000	30,000
Kyran McLaughlin (a)	30,000	30,000	30,000
Howard Millar (c)	30,000	30,000	30,000
Dick Milliken (a)	30,000	30,000	30,000
Michael O’Leary (b)	5,000,000	5,000,000	5,000,000
Julie O’Neill (a)	30,000	30,000	30,000
James Osborne (a)	—	30,000	30,000
Louise Phelan (a)	30,000	30,000	30,000

(a)

These options were granted to these Directors at an exercise price of €6.25 (the market value at the date of grant) during fiscal year 2015 and are exercisable between June 2019 and July 2022 subject to the Director still being a Non-Executive Director of the Company through April 30, 2019.

(b)

These options were granted to Mr. O’Leary during fiscal year 2015 at an exercise price of €8.345 (the market value at the date of grant) and are exercisable between September 2019 and November 2021 subject to him still being an employee of the Company through July 31, 2019.

(c)

These options were granted to these Directors at an exercise price of €11.38 (the market value at the date of grant) during fiscal year 2016 and are exercisable between August 2019 and August 2021 subject to the Director still being a Non-Executive Director of the Company through April 30, 2019.

In fiscal year 2018 the Company incurred total share-based compensation expense of €1.5 million (2017: €1.5 million; 2016: €1.6 million) in relation to Directors.